                                                               File Nos. 2-98772
                                                                        811-4347

              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION


                              ON DECEMBER 3, 2004


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                         / /
                                 --                      --


     Post-Effective Amendment No. 101                    /X/
                                  ---                    --


REGISTRATION STATEMENT UNDER THE INVESTMENT
     COMPANY ACT OF 1940



     Amendment No. 127                                   /X/
                   ---                                   --

                                   GMO TRUST

               (Exact Name of Registrant as Specified in Charter)

                  40 Rowes Wharf, Boston, Massachusetts 02110
                    (Address of principal executive offices)

                                  617-330-7500
              (Registrant's telephone number, including area code)

                                with a copy to:

             Scott Eston                          J.B. Kittredge, Esq.
              GMO Trust                            Ropes & Gray LLP
           40 Rowes Wharf                        One International Place
    Boston, Massachusetts 02110               Boston, Massachusetts 02110
                    (Name and address of agents for service)


It is proposed that this filing will become effective:

     / / Immediately upon filing pursuant to paragraph (b), or

     / / 60 days after filing pursuant to paragraph (a)(1), or

     /X/ On January 3, 2005  pursuant to paragraph (b), or
         ------------------

     / / 75 days after filing pursuant to paragraph (a)(2), of Rule 485.


If appropriate, check the following box:

     /X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 101 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "Securities Act"), solely to designate January 3, 2005 as the new effective date for Post-Effective Amendment No. 79 filed pursuant to Rule 485(a) under the Securities Act on May 3, 2004. Post-Effective Amendment No. 79 was initially scheduled to become effective on July 17, 2004, and has been the subject of multiple delaying amendments, most recently Post-Effective Amendment No. 100 filed pursuant to Rule 485(b)(1)(iii) under the Securities Act on November 12, 2004 solely to designate December 4, 2004 as a new effective date for Post-Effective Amendment No. 79. This Post-Effective Amendment No. 101 is intended to amend and supersede Post-Effective Amendment No. 100 and all other prior delaying amendments. This Post-Effective Amendment No. 101, however, is not intended to amend or supersede any information contained in Post-Effective Amendment No. 79.

This filing relates only to the GMO Real Asset Fund, one of forty-four series of the Registrant; it is not intended to amend or supersede any prior filing relating to any other series of the Registrant.

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GMO TRUST

PART A.     INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A of GMO Trust (the "Registrant") under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the "SEC") on May 3, 2004 ("Amendment No. 79/100").

PART B.     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 79/100 to the Registrant's Registration Statement on Form N-1A filed with the SEC on May 3, 2004.

PART C.     OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 79/100 to the Registrant's Registration Statement on Form N-1A filed with the SEC on May 3, 2004.


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                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940 (the "1940 Act"), the Registrant, GMO Trust, certifies that it meets all of the requirements of this Registration Statement under Rule 485(b) under the Securities Act, and has duly caused this Post-Effective Amendment No. 101 under the Securities Act and Post-Effective Amendment No. 127 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 3rd day of December, 2004.


                                  GMO Trust

                                  By: SCOTT E. ESTON*
                                      ------------------------------------------
                                      Scott E. Eston
                                      Title: President; Chief Executive Officer;
                                      Principal Executive Officer

            Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 101 to the GMO Trust's Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures                  Title                                            Date
----------                  -----                                            ----
SCOTT E. ESTON*             President; Chief Executive Officer;              December 3, 2004
----------------------      Principal Executive Officer
Scott E. Eston

SUSAN RANDALL HARBERT*      Chief Financial Officer and Treasurer;           December 3, 2004
----------------------      Principal Financial and Accounting Officer
Susan Randall Harbert

R. JEREMY GRANTHAM*         Trustee                                          December 3, 2004
----------------------
 R. Jeremy Grantham

JAY O. LIGHT*               Trustee                                          December 3, 2004
----------------------
Jay O. Light

DONALD W. GLAZER*           Trustee                                          December 3, 2004
----------------------
Donald W. Glazer

                                          * By: /S/ ELAINE M. HARTNETT
                                                ----------------------
                                                Elaine M. Hartnett
                                                Attorney-in-Fact